Significant accounting judgements and estimates (Details Narrative)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Significant Accounting Judgements And Estimates
Inventories	$ 295,850	$ 376,291	$ 72,030
Inventories total	29,585	37,629	7,203
Others receivables	$ 162,070	$ 206,391	$ 213,644